Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Real estate lease income	$ 19,987,093	$ 37,218,451	$ 20,782,612
Total revenue	514,674,995	804,974,475	950,012,173
Cost of real estate lease income	(10,035,727)	(33,920,221)	(20,287,953)
Total costs of revenue	(432,244,970)	(672,509,119)	(878,056,065)
Gross profit	82,430,025	132,465,356	71,956,108
Operating expenses	(43,530,671)	(84,171,803)	(127,046,010)
Gain on disposal of property held for lease	72,070	0	5,687,312
Operating (loss)/income	38,971,424	48,293,553	(49,402,590)
Interest income	3,121,364	4,779,314	8,207,327
Interest expense	(117,409,422)	(176,940,318)	(158,008,411)
Net realized gain on short-term investments	(700,539)	(7,626,097)	(71,675,454)
Share of (loss) /gain in an equity investee	(9,230,998)	(17,914,070)	(26,166,538)
Gain on extinguishment of debt	48,643,696	169,932,886	9,620,914
Gain on modification of debt	21,253,128	26,372,965
Exchange gains	8,264,806	13,482,057	39,952,338
Other income/(expense)	15,962,738	25,426,872	(1,968,849)
(Loss)/income from operations before income taxes	8,876,197	85,807,162	(249,441,263)
Income tax benefit/(expense)	(54,899,488)	(55,275,451)	(9,241,462)
Net income (loss)	(46,023,291)	30,531,711	(258,682,725)
Depreciation and amortization	(809,102)	22,506,645	13,168,207
Capital expenditure	590,389	372,937	5,236,375
Real estate properties completed and under development	3,206,897,355	3,307,964,969
Real estate properties held for lease	306,314,884	322,552,001	373,467,867
Total long-lived assets	781,952,834	840,181,206	961,071,201
TOTAL ASSETS	5,022,477,731	5,333,393,231	5,850,278,327
Real estate properties under development	2,530,951,122	2,453,888,438	3,277,056,653
Real Estate Sales [Member]
Segment reporting
Revenue	385,528,684	658,073,173	809,412,923
Cost of revenue	(334,795,000)	(557,662,795)	(768,356,253)
Real Estate Management Services Income [Member]
Segment reporting
Revenue	96,508,350	93,676,874	105,460,071
Cost of revenue	(79,733,796)	(72,310,054)	(79,609,736)
Other Revenue [Member]
Segment reporting
Revenue	12,650,868	16,005,977	14,356,567
Cost of revenue	(7,680,447)	(8,616,049)	(9,802,123)
Henan [Member]
Segment reporting
Real estate lease income	8,017,412	29,274,568	7,268,773
Total revenue	129,906,571	191,314,121	153,519,012
Cost of real estate lease income	(3,771,260)	(23,817,603)	(9,680,982)
Total costs of revenue	(99,368,951)	(191,326,002)	(150,603,069)
Gross profit	30,537,620	(11,881)	2,915,943
Operating expenses	(2,155,267)	(12,866,682)	(11,698,488)
Gain on disposal of property held for lease	0	0	2,650,215
Operating (loss)/income	28,382,353	(12,878,563)	(6,132,330)
Interest income	47,672	6,059	1,602,637
Interest expense	(11,526,886)	(12,434,185)	(13,389,344)
Net realized gain on short-term investments	0	0	0
Share of (loss) /gain in an equity investee	(647,257)	(7,847,367)	(3,718,820)
Gain on extinguishment of debt	35,625,099	0	0
Gain on modification of debt	0	0
Exchange gains	4,026,185	9,426,923	45,800,405
Other income/(expense)	12,643,007	3,670,566	(1,587,295)
(Loss)/income from operations before income taxes	68,550,173	(20,056,567)	22,575,253
Income tax benefit/(expense)	(24,753,435)	14,814,458	(12,780,775)
Net income (loss)	43,796,738	(5,242,109)	9,794,478
Depreciation and amortization	3,556,450	4,136,037	5,516,725
Capital expenditure	1,911	3,353	5,221,417
Real estate properties completed and under development	1,196,959,703	1,207,782,937
Real estate properties held for lease	42,794,735	45,427,310	48,958,513
Total long-lived assets	260,243,161	286,787,108	386,224,257
TOTAL ASSETS	1,985,307,938	2,089,109,648	2,270,506,759
Real estate properties under development			1,159,231,389
Henan [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	115,809,092	152,591,635	133,906,983
Cost of revenue	(91,453,900)	(163,057,353)	(134,259,620)
Henan [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	1,239,696	1,538,767	4,448,994
Cost of revenue	(794,514)	(2,749,635)	(5,631,437)
Henan [Member] | Other Revenue [Member]
Segment reporting
Revenue	4,840,371	7,909,151	7,894,262
Cost of revenue	(3,349,277)	(1,701,411)	(1,031,030)
Shandong [Member]
Segment reporting
Real estate lease income	1,646,337	1,009,694	1,530,316
Total revenue	105,820,463	90,078,981	154,435,022
Cost of real estate lease income	(1,908,914)	(240,837)	(852,927)
Total costs of revenue	(77,394,403)	(82,460,252)	(172,172,705)
Gross profit	28,426,060	7,618,729	(17,737,683)
Operating expenses	(3,526,218)	(5,303,199)	(13,408,341)
Gain on disposal of property held for lease	72,070	0	397,708
Operating (loss)/income	24,971,912	2,315,530	(30,748,316)
Interest income	68,794	142,181	280,967
Interest expense	(9,767,392)	(7,249,071)	(1,818,414)
Net realized gain on short-term investments	0	0	0
Share of (loss) /gain in an equity investee	12,821	0	0
Gain on extinguishment of debt	0	0	0
Gain on modification of debt	0	0
Exchange gains	0	0	0
Other income/(expense)	1,127,817	2,845,027	17,236
(Loss)/income from operations before income taxes	16,413,952	(1,946,333)	(32,268,527)
Income tax benefit/(expense)	(10,536,929)	792,277	22,127,223
Net income (loss)	5,877,023	(1,154,056)	(10,141,304)
Depreciation and amortization	269,403	274,482	874,640
Capital expenditure	16,403	627	803
Real estate properties completed and under development	384,675,892	394,558,791
Real estate properties held for lease	(8,515,175)	(6,129,675)	2,434,604
Total long-lived assets	16,094,845	15,081,225	13,434,007
TOTAL ASSETS	215,766,248	201,589,676	259,228,051
Real estate properties under development			412,162,579
Shandong [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	103,693,475	89,069,287	152,896,390
Cost of revenue	(75,485,489)	(82,219,415)	(171,319,778)
Shandong [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	0	0
Shandong [Member] | Other Revenue [Member]
Segment reporting
Revenue	480,651	0	8,316
Cost of revenue	0	0	0
Shanghai [Member]
Segment reporting
Real estate lease income	2,239,796	1,511,669	2,080,042
Total revenue	8,722,900	12,894,702	5,689,099
Cost of real estate lease income	(653,954)	(780,902)	(778,313)
Total costs of revenue	361,526	(9,700,169)	(4,278,612)
Gross profit	9,084,426	3,194,533	1,410,487
Operating expenses	(3,327,090)	(2,607,527)	(3,366,711)
Gain on disposal of property held for lease	0	0	2,150,988
Operating (loss)/income	5,757,336	587,006	194,764
Interest income	278,240	200,827	656,403
Interest expense	0	0	(99,438)
Net realized gain on short-term investments	0	0	0
Share of (loss) /gain in an equity investee	(360,109)	3,370,027	3,784,015
Gain on extinguishment of debt	0	0	0
Gain on modification of debt	0	0
Exchange gains	0	0	0
Other income/(expense)	(314,838)	4,937,780	(19,220)
(Loss)/income from operations before income taxes	5,360,629	9,095,640	4,516,524
Income tax benefit/(expense)	(2,886,793)	(12,047,878)	(3,927,044)
Net income (loss)	2,473,836	(2,952,238)	589,480
Depreciation and amortization	596,888	603,524	647,400
Capital expenditure	0	0	0
Real estate properties completed and under development	98,856,623	102,589,027
Real estate properties held for lease	28,813,409	29,843,420	32,354,424
Total long-lived assets	132,624,161	137,469,838	133,703,563
TOTAL ASSETS	487,261,237	513,329,822	540,587,961
Real estate properties under development			100,867,987
Shanghai [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	6,175,703	11,669,658	3,056,829
Cost of revenue	1,041,182	(9,614,743)	(7,306,487)
Shanghai [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	0	3,188,299
Shanghai [Member] | Other Revenue [Member]
Segment reporting
Revenue	307,401	(286,625)	552,228
Cost of revenue	(25,702)	695,476	617,889
Sichuan [Member]
Segment reporting
Real estate lease income	306,633	397,685	416,589
Total revenue	30,594,996	148,373,757	94,184,827
Cost of real estate lease income	(597,694)	(697,495)	(219,502)
Total costs of revenue	(23,612,384)	(134,133,336)	(88,743,294)
Gross profit	6,982,612	14,240,421	5,441,533
Operating expenses	1,501,889	(2,561,480)	(3,728,249)
Gain on disposal of property held for lease	0	0	0
Operating (loss)/income	8,484,501	11,678,941	1,713,284
Interest income	35,383	131,341	250,397
Interest expense	(13,813,190)	(18,543,629)	(24,130,024)
Net realized gain on short-term investments	0	0	0
Share of (loss) /gain in an equity investee	0	0	0
Gain on extinguishment of debt	0	0	0
Gain on modification of debt	21,253,128	26,372,965
Exchange gains	0	0	0
Other income/(expense)	(500,395)	(227,508)	277,819
(Loss)/income from operations before income taxes	15,459,427	19,412,110	(21,888,524)
Income tax benefit/(expense)	(2,339,230)	(17,481,633)	(2,443,468)
Net income (loss)	13,120,197	1,930,477	(24,331,992)
Depreciation and amortization	593,213	598,078	1,095,409
Capital expenditure	5,980	0	0
Real estate properties completed and under development	536,110,927	503,780,381
Real estate properties held for lease	30,601,758	31,649,101	32,786,449
Total long-lived assets	51,440,342	53,134,953	49,512,464
TOTAL ASSETS	586,636,646	600,165,262	709,048,905
Real estate properties under development			577,969,652
Sichuan [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	30,121,658	147,542,499	93,804,069
Cost of revenue	(22,704,900)	(133,082,218)	(87,599,735)
Sichuan [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	208,437	156,324	0
Cost of revenue	(182,416)	(340,884)	0
Sichuan [Member] | Other Revenue [Member]
Segment reporting
Revenue	(41,732)	277,249	(35,831)
Cost of revenue	(127,374)	(12,739)	(924,057)
Beijing [Member]
Segment reporting
Real estate lease income	0	86,982	177,246
Total revenue	86,102,655	106,631,218	144,236,584
Cost of real estate lease income	(112,066)	(183,762)	(365,600)
Total costs of revenue	(71,470,832)	(68,230,044)	(116,174,685)
Gross profit	14,631,823	38,401,174	28,061,899
Operating expenses	(9,095,825)	(21,019,160)	(42,774,682)
Gain on disposal of property held for lease	0	0	0
Operating (loss)/income	5,535,998	17,382,014	(14,712,783)
Interest income	16,653	98,485	1,093,214
Interest expense	0	0	(962,042)
Net realized gain on short-term investments	0	0	463
Share of (loss) /gain in an equity investee	0	0	0
Gain on extinguishment of debt	0	0	0
Gain on modification of debt	0	0
Exchange gains	0	0	0
Other income/(expense)	313,249	30,951	420,916
(Loss)/income from operations before income taxes	5,865,900	17,511,450	(14,160,232)
Income tax benefit/(expense)	(6,110,354)	(22,171,296)	(4,379,784)
Net income (loss)	(244,454)	(4,659,846)	(18,540,016)
Depreciation and amortization	1,182,655	2,050,750	1,162,790
Capital expenditure	0	1,825	1,577
Real estate properties completed and under development	29,791,972	65,449,973
Real estate properties held for lease	4,569,078	4,749,926	7,676,329
Total long-lived assets	18,520,372	25,002,494	24,828,219
TOTAL ASSETS	96,634,103	223,190,269	240,590,331
Real estate properties under development			45,945,861
Beijing [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	88,001,380	107,053,837	142,331,456
Cost of revenue	(71,116,610)	(64,969,677)	(110,230,204)
Beijing [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	0	0
Beijing [Member] | Other Revenue [Member]
Segment reporting
Revenue	(1,898,725)	(509,601)	1,727,882
Cost of revenue	(242,156)	(3,076,605)	(5,578,881)
Hainan [Member]
Segment reporting
Real estate lease income	0	0	0
Total revenue	0	0	0
Cost of real estate lease income	0	0	0
Total costs of revenue	0	0	0
Gross profit	0	0	0
Operating expenses	(21,598)	(57,945)	(47,094)
Gain on disposal of property held for lease	0	0	0
Operating (loss)/income	(21,598)	(57,945)	(47,094)
Interest income	164	2	145
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of (loss) /gain in an equity investee	0	0	0
Gain on extinguishment of debt	0	0	0
Gain on modification of debt	0	0
Exchange gains	0	0	0
Other income/(expense)	(3)	(4,453)	325
(Loss)/income from operations before income taxes	(21,437)	(62,396)	(46,624)
Income tax benefit/(expense)	189	3,275	463
Net income (loss)	(21,248)	(59,121)	(46,161)
Depreciation and amortization	0	0	0
Capital expenditure	0	0	0
Real estate properties completed and under development	0	0
Real estate properties held for lease	0	0	0
Total long-lived assets	5,692,034	5,732,976	5,774,972
TOTAL ASSETS	10,930,676	11,064,860	11,212,039
Real estate properties under development			0
Hainan [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	0	0
Hainan [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	0	0
Hainan [Member] | Other Revenue [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	0	0
Hunan [Member]
Segment reporting
Real estate lease income	475,740	(3,735,823)	1,162,618
Total revenue	(2,074,642)	(2,233,946)	1,008,538
Cost of real estate lease income	(940,427)	(667,817)	(363,485)
Total costs of revenue	486,733	5,774,400	(130,902)
Gross profit	(1,587,909)	3,540,454	877,636
Operating expenses	(222,576)	(336,874)	(1,242,859)
Gain on disposal of property held for lease	0	0	0
Operating (loss)/income	(1,810,485)	3,203,580	(365,223)
Interest income	599	1,918	3,073
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of (loss) /gain in an equity investee	0	0	0
Gain on extinguishment of debt	0	0	0
Gain on modification of debt	0	0
Exchange gains	0	0	0
Other income/(expense)	(13,611)	(2,898)	187,576
(Loss)/income from operations before income taxes	(1,823,497)	3,202,600	(174,574)
Income tax benefit/(expense)	126,646	(4,364,673)	174,167
Net income (loss)	(1,696,851)	(1,162,073)	(407)
Depreciation and amortization	0	0	0
Capital expenditure	0	0	0
Real estate properties completed and under development	14,382,770	11,872,490
Real estate properties held for lease	45,266,438	47,061,528	54,293,887
Total long-lived assets	64,681,469	67,126,463	68,720,346
TOTAL ASSETS	81,325,475	81,359,058	78,448,652
Real estate properties under development			4,995,367
Hunan [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	(2,983,634)	627,881	(1,058,911)
Cost of revenue	1,908,115	7,156,894	943,112
Hunan [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	85,567	0	0
Cost of revenue	(197,737)	0	0
Hunan [Member] | Other Revenue [Member]
Segment reporting
Revenue	347,685	873,996	904,831
Cost of revenue	(283,218)	(714,677)	(710,529)
Shaanxi [Member]
Segment reporting
Real estate lease income	1,841,759	2,640,636	2,349,797
Total revenue	33,246,659	112,109,263	195,197,625
Cost of real estate lease income	(1,708,818)	(2,861,696)	128,004
Total costs of revenue	(19,900,595)	(77,844,151)	(160,242,257)
Gross profit	13,346,064	34,265,112	34,955,368
Operating expenses	(1,953,718)	(2,428,759)	(5,165,593)
Gain on disposal of property held for lease	0	0	0
Operating (loss)/income	11,392,346	31,836,353	29,789,775
Interest income	16,517	1,221,974	667,222
Interest expense	(6,607,284)	(5,347,808)	(4,726,423)
Net realized gain on short-term investments	0	0	0
Share of (loss) /gain in an equity investee	0	0	0
Gain on extinguishment of debt	0	0	0
Gain on modification of debt	0	0
Exchange gains	0	0	0
Other income/(expense)	1,269,090	(84,792)	49,144
(Loss)/income from operations before income taxes	6,070,669	27,625,727	25,779,718
Income tax benefit/(expense)	(2,080,908)	(7,872,323)	(2,378,418)
Net income (loss)	3,989,761	19,753,404	23,401,300
Depreciation and amortization	1,734,992	1,755,174	1,832,811
Capital expenditure	0	0	0
Real estate properties completed and under development	47,475,993	53,897,457
Real estate properties held for lease	80,979,964	83,770,504	86,799,863
Total long-lived assets	91,609,091	94,644,226	96,615,555
TOTAL ASSETS	206,083,509	240,848,887	323,750,877
Real estate properties under development			35,489,672
Shaanxi [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	31,230,815	109,258,071	191,013,871
Cost of revenue	(18,001,818)	(74,748,589)	(156,675,331)
Shaanxi [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	174,085	210,556	1,833,511
Cost of revenue	(189,959)	(233,866)	(3,694,930)
Shaanxi [Member] | Other Revenue [Member]
Segment reporting
Revenue	0	0	446
Cost of revenue	0	0	0
US subsidiaries [Member]
Segment reporting
Real estate lease income	4,240,136	4,082,885	4,041,509
Total revenue	12,482,181	31,572,783	62,049,289
Cost of real estate lease income	(5,685)	(3,403,014)	(2,081,799)
Total costs of revenue	(54,559,450)	(31,243,159)	(77,840,871)
Gross profit	(42,077,269)	329,624	(15,791,582)
Operating expenses	(2,949,155)	(8,828,446)	(17,406,597)
Gain on disposal of property held for lease	0	0	0
Operating (loss)/income	(45,026,424)	(8,498,822)	(33,198,179)
Interest income	50,996	2,175	701
Interest expense	(12,588,839)	(28,825,082)	(15,815,618)
Net realized gain on short-term investments	0	0	0
Share of (loss) /gain in an equity investee	0	0	0
Gain on extinguishment of debt	0	0	0
Gain on modification of debt	0	0
Exchange gains	0	0	0
Other income/(expense)	(107,426)	13,595,467	(36,029)
(Loss)/income from operations before income taxes	(57,671,693)	(23,726,262)	(49,049,125)
Income tax benefit/(expense)	0	(741,067)	1,206,732
Net income (loss)	(57,671,693)	(24,467,329)	(47,842,393)
Depreciation and amortization	(10,235,608)	11,639,957	612,887
Capital expenditure	(10)	(12)	(63)
Real estate properties completed and under development	196,068,445	280,032,599
Real estate properties held for lease	81,660,276	85,979,680	107,905,636
Total long-lived assets	92,880,123	97,134,292	118,812,943
TOTAL ASSETS	303,434,355	391,317,225	404,653,727
Real estate properties under development			266,654,891
US subsidiaries [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	8,242,045	27,489,898	58,007,780
Cost of revenue	(54,553,765)	(27,840,145)	(75,759,072)
US subsidiaries [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	0	0
US subsidiaries [Member] | Other Revenue [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	0	0
Guangdong [Member]
Segment reporting
Real estate lease income	4,440	1,926,668	1,727,356
Total revenue	2,385,145	(33,645)	37,191,781
Cost of real estate lease income	0	(1,213,136)	(6,023,790)
Total costs of revenue	(2,376,318)	778,522	(32,748,445)
Gross profit	8,827	744,877	4,443,336
Operating expenses	(752,699)	(1,372,742)	(3,297,920)
Gain on disposal of property held for lease	0	0	0
Operating (loss)/income	(743,872)	(627,865)	1,145,416
Interest income	8,372	26,594	31,785
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of (loss) /gain in an equity investee	(3,784,868)	(12,199,505)	(15,920,880)
Gain on extinguishment of debt	0	0	0
Gain on modification of debt	0	0
Exchange gains	0	0	0
Other income/(expense)	60,888	129,168	99,781
(Loss)/income from operations before income taxes	(4,459,480)	(12,671,608)	(14,643,898)
Income tax benefit/(expense)	(2,160,489)	(1,508,575)	(2,377,772)
Net income (loss)	(6,619,969)	(14,180,183)	(17,021,670)
Depreciation and amortization	0	0	0
Capital expenditure	0	0	0
Real estate properties completed and under development	431,083,411	411,898,623
Real estate properties held for lease	0	0	0
Total long-lived assets	16,562,017	22,391,243	34,008,878
TOTAL ASSETS	488,306,783	488,477,145	499,695,879
Real estate properties under development			395,241,531
Guangdong [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	2,345,305	(2,069,637)	34,659,102
Cost of revenue	(2,351,018)	2,229,267	(25,841,656)
Guangdong [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	0	0
Guangdong [Member] | Other Revenue [Member]
Segment reporting
Revenue	35,400	109,324	805,323
Cost of revenue	(25,300)	(237,609)	(882,999)
Hubei [Member]
Segment reporting
Real estate lease income	0	0	0
Total revenue	(9,255)	(11,697)	564,076
Cost of real estate lease income	0	0	0
Total costs of revenue	(22,662)	63,011	(21,408)
Gross profit	(31,917)	51,314	542,668
Operating expenses	(141,039)	242,080	(1,331,279)
Gain on disposal of property held for lease	0	0	0
Operating (loss)/income	(172,956)	293,394	(788,611)
Interest income	67	37	78
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of (loss) /gain in an equity investee	0	0	0
Gain on extinguishment of debt	0	0	0
Gain on modification of debt	0	0
Exchange gains	0	0	0
Other income/(expense)	27,598	8,686	(8,098)
(Loss)/income from operations before income taxes	(145,291)	302,117	(796,631)
Income tax benefit/(expense)	(1,855,886)	(1,256,109)	(1,359,448)
Net income (loss)	(2,001,177)	(953,992)	(2,156,079)
Depreciation and amortization	973	9,356	23,806
Capital expenditure	2,809	0	4,186
Real estate properties completed and under development	202,334,173	196,266,519
Real estate properties held for lease	0	0	0
Total long-lived assets	369,956	368,241	769,742
TOTAL ASSETS	207,983,431	201,937,156	197,190,024
Real estate properties under development			191,185,397
Hubei [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	(9,255)	(11,697)	564,076
Cost of revenue	(22,662)	63,011	(21,408)
Hubei [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	0	0
Hubei [Member] | Other Revenue [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	0	0
Liaoning [Member]
Segment reporting
Real estate lease income	12,885	10,856	0
Total revenue	2,484,138	14,825,366	381,090
Cost of real estate lease income	0	0	0
Total costs of revenue	(2,011,182)	(11,598,737)	(305,238)
Gross profit	472,956	3,226,629	75,852
Operating expenses	(630,247)	(908,802)	(2,089,948)
Gain on disposal of property held for lease	0	0	0
Operating (loss)/income	(157,291)	2,317,827	(2,014,096)
Interest income	382	6,992	1,283
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of (loss) /gain in an equity investee	0	0	0
Gain on extinguishment of debt	0	0	0
Gain on modification of debt	0	0
Exchange gains	0	0	0
Other income/(expense)	(88,973)	(194,969)	(1,452,134)
(Loss)/income from operations before income taxes	(245,882)	2,129,850	(3,464,947)
Income tax benefit/(expense)	(85,479)	(1,353,719)	(485,277)
Net income (loss)	(331,361)	776,131	(3,950,224)
Depreciation and amortization	3,210	5,090	13,918
Capital expenditure	0	0	0
Real estate properties completed and under development	68,280,048	64,815,058
Real estate properties held for lease	0	0	0
Total long-lived assets	946,388	849,197	857,181
TOTAL ASSETS	75,760,233	72,172,008	61,041,098
Real estate properties under development			53,684,534
Liaoning [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	2,467,395	14,811,733	231,278
Cost of revenue	(2,006,965)	(11,578,004)	(286,074)
Liaoning [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	0	0
Liaoning [Member] | Other Revenue [Member]
Segment reporting
Revenue	3,858	2,777	149,812
Cost of revenue	(4,217)	(20,733)	(19,164)
Property Management [Member]
Segment reporting
Real estate lease income	1,189,463	0	0
Total revenue	104,565,987	99,400,932	101,526,864
Cost of real estate lease income	(283,540)	0	0
Total costs of revenue	(82,275,912)	(72,535,003)	(74,745,020)
Gross profit	22,290,075	26,865,929	26,781,844
Operating expenses	(18,820,557)	(19,787,513)	(9,376,483)
Gain on disposal of property held for lease	0	0	0
Operating (loss)/income	3,469,518	7,078,416	17,405,361
Interest income	171,855	342,602	1,449,210
Interest expense	0	0	(69,672)
Net realized gain on short-term investments	0	14,325	0
Share of (loss) /gain in an equity investee	(4,444)	(114,651)	(810,983)
Gain on extinguishment of debt	0	0	0
Gain on modification of debt	0	0
Exchange gains	(184,072)	170,555	(699,044)
Other income/(expense)	(161,096)	261,501	881,696
(Loss)/income from operations before income taxes	3,291,761	7,752,748	18,156,568
Income tax benefit/(expense)	(1,360,389)	677,821	(1,482,371)
Net income (loss)	1,931,372	8,430,569	16,674,197
Depreciation and amortization	391,677	326,968	533,861
Capital expenditure	563,296	367,144	8,455
Real estate properties completed and under development	0	0
Real estate properties held for lease	0	0	0
Total long-lived assets	8,146,299	7,516,719	7,209,649
TOTAL ASSETS	143,431,173	148,503,161	147,478,659
Real estate properties under development			0
Property Management [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	0	(1,583)	0
Property Management [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	94,800,565	91,771,226	99,177,566
Cost of revenue	(78,369,170)	(68,985,669)	(73,471,668)
Property Management [Member] | Other Revenue [Member]
Segment reporting
Revenue	8,575,959	7,629,706	2,349,298
Cost of revenue	(3,623,202)	(3,547,751)	(1,273,352)
Others [Member]
Segment reporting
Real estate lease income	12,492	12,631	28,366
Total revenue	447,197	52,640	28,366
Cost of real estate lease income	(53,369)	(53,959)	(49,559)
Total costs of revenue	(100,539)	(54,199)	(49,559)
Gross profit	346,658	(1,559)	(21,193)
Operating expenses	(1,471,239)	(6,334,754)	(12,111,766)
Gain on disposal of property held for lease	0	0	488,401
Operating (loss)/income	(1,124,581)	(6,336,313)	(11,644,558)
Interest income	2,425,670	2,598,127	2,170,212
Interest expense	(63,105,831)	(104,540,543)	(96,997,436)
Net realized gain on short-term investments	(700,539)	(7,640,422)	(71,675,917)
Share of (loss) /gain in an equity investee	(4,447,141)	(1,122,574)	(9,499,870)
Gain on extinguishment of debt	13,018,597	169,932,886	9,620,914
Gain on modification of debt	0	0
Exchange gains	4,422,693	3,884,579	(5,149,023)
Other income/(expense)	1,707,431	462,346	(800,566)
(Loss)/income from operations before income taxes	(47,803,701)	57,238,086	(183,976,244)
Income tax benefit/(expense)	(856,431)	(2,766,009)	(1,135,690)
Net income (loss)	(48,660,132)	54,472,077	(185,111,934)
Depreciation and amortization	1,097,045	1,107,229	853,960
Capital expenditure	0	0	0
Real estate properties completed and under development	877,398	15,021,114
Real estate properties held for lease	144,401	200,207	258,162
Total long-lived assets	22,142,576	26,942,231	20,599,425
TOTAL ASSETS	133,615,924	70,329,054	106,845,365
Real estate properties under development			33,627,793
Others [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	434,705	40,008	0
Cost of revenue	(47,170)	(240)	0
Others [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	0	1	0
Cost of revenue	0	0	0
Others [Member] | Other Revenue [Member]
Segment reporting
Revenue	0	0	0
Cost of revenue	$ 0	$ 0	$ 0